Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Victory Portfolios
Entity Central Index Key	0000802716
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000168333
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class A
Trading Symbol	RSPFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.33%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.33%
AssetsNet	$ 541,123,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%

C000168334
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R
Trading Symbol	RSPKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$83	1.69%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.69%
AssetsNet	$ 541,123,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%

C000244343
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class R6
Trading Symbol	RPPRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$44	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 541,123,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%

C000168335
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Class Y
Trading Symbol	RSPYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$46	0.94%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%
AssetsNet	$ 541,123,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%

C000219866
Shareholder Report [Line Items]
Fund Name	Victory RS Partners Fund
Class Name	Member Class
Trading Symbol	RSPMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$55	1.13%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%
AssetsNet	$ 541,123,000
Holdings Count | Holding	69
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$541,123
Number of Holdings	69
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Consumer Staples	3.0%
Information Technology	4.5%
Utilities	5.4%
Health Care	5.4%
Materials	5.8%
Energy	6.0%
Real Estate	8.6%
Consumer Discretionary	10.1%
Industrials	13.5%
FinancialsFootnote Reference**	34.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	3.8%
Old National Bancorp	3.0%
White Mountains Insurance Group Ltd.	3.0%
Ameris Bancorp	2.9%
UMB Financial Corp.	2.8%
Prosperity Bancshares, Inc.	2.6%
The Bank of NT Butterfield & Son Ltd.	2.5%
Renasant Corp.	2.5%
FNB Corp.	2.3%
Euronet Worldwide, Inc.	2.2%

C000168336
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class A
Trading Symbol	RSVAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$65	1.30%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.30%
AssetsNet	$ 259,120,000
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$259,120
Number of Holdings	57
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	4.3%
Consumer Staples	6.3%
Energy	6.3%
Utilities	6.6%
Consumer Discretionary	7.7%
Real Estate	7.9%
Health Care	8.3%
Information Technology	8.3%
Industrials	18.2%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.4%
SS&C Technologies Holdings, Inc.	2.8%
NNN REIT, Inc.	2.5%
Nice Ltd., ADR	2.4%
FirstEnergy Corp.	2.3%
Teva Pharmaceutical Industries Ltd., ADR	2.3%
Encompass Health Corp.	2.3%
Everest Group Ltd.	2.2%
LKQ Corp.	2.2%
U.S. Foods Holding Corp.	2.2%

C000168337
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class C
Trading Symbol	RVACX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$103	2.07%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.07%
AssetsNet	$ 259,120,000
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$259,120
Number of Holdings	57
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	4.3%
Consumer Staples	6.3%
Energy	6.3%
Utilities	6.6%
Consumer Discretionary	7.7%
Real Estate	7.9%
Health Care	8.3%
Information Technology	8.3%
Industrials	18.2%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.4%
SS&C Technologies Holdings, Inc.	2.8%
NNN REIT, Inc.	2.5%
Nice Ltd., ADR	2.4%
FirstEnergy Corp.	2.3%
Teva Pharmaceutical Industries Ltd., ADR	2.3%
Encompass Health Corp.	2.3%
Everest Group Ltd.	2.2%
LKQ Corp.	2.2%
U.S. Foods Holding Corp.	2.2%

C000168339
Shareholder Report [Line Items]
Fund Name	Victory RS Value Fund
Class Name	Class Y
Trading Symbol	RSVYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$53	1.06%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
AssetsNet	$ 259,120,000
Holdings Count | Holding	57
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$259,120
Number of Holdings	57
Portfolio Turnover	27%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Materials	4.3%
Consumer Staples	6.3%
Energy	6.3%
Utilities	6.6%
Consumer Discretionary	7.7%
Real Estate	7.9%
Health Care	8.3%
Information Technology	8.3%
Industrials	18.2%
Financials	23.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.4%
SS&C Technologies Holdings, Inc.	2.8%
NNN REIT, Inc.	2.5%
Nice Ltd., ADR	2.4%
FirstEnergy Corp.	2.3%
Teva Pharmaceutical Industries Ltd., ADR	2.3%
Encompass Health Corp.	2.3%
Everest Group Ltd.	2.2%
LKQ Corp.	2.2%
U.S. Foods Holding Corp.	2.2%

C000168329
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class A
Trading Symbol	GPAFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$45	0.89%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 520,935,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$520,935
Number of Holdings	51
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.4%
Real Estate	3.6%
Utilities	4.0%
Consumer Discretionary	5.0%
Energy	5.8%
Consumer Staples	7.1%
Information Technology	8.9%
Health Care	15.4%
Industrials	16.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Citigroup, Inc.	3.6%
Fairfax Financial Holdings Ltd.	3.4%
KeyCorp	3.3%
Everest Group Ltd.	3.2%
The Cigna Group	3.2%
SS&C Technologies Holdings, Inc.	2.7%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.4%
CACI International, Inc., Class A	2.4%
Exelon Corp.	2.4%

C000168330
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class C
Trading Symbol	RCOCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$86	1.69%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.69%
AssetsNet	$ 520,935,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$520,935
Number of Holdings	51
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.4%
Real Estate	3.6%
Utilities	4.0%
Consumer Discretionary	5.0%
Energy	5.8%
Consumer Staples	7.1%
Information Technology	8.9%
Health Care	15.4%
Industrials	16.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Citigroup, Inc.	3.6%
Fairfax Financial Holdings Ltd.	3.4%
KeyCorp	3.3%
Everest Group Ltd.	3.2%
The Cigna Group	3.2%
SS&C Technologies Holdings, Inc.	2.7%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.4%
CACI International, Inc., Class A	2.4%
Exelon Corp.	2.4%

C000168332
Shareholder Report [Line Items]
Fund Name	Victory RS Large Cap Alpha Fund
Class Name	Class Y
Trading Symbol	RCEYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$35	0.68%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 520,935,000
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$520,935
Number of Holdings	51
Portfolio Turnover	25%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	3.4%
Real Estate	3.6%
Utilities	4.0%
Consumer Discretionary	5.0%
Energy	5.8%
Consumer Staples	7.1%
Information Technology	8.9%
Health Care	15.4%
Industrials	16.1%
Financials	23.5%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Citigroup, Inc.	3.6%
Fairfax Financial Holdings Ltd.	3.4%
KeyCorp	3.3%
Everest Group Ltd.	3.2%
The Cigna Group	3.2%
SS&C Technologies Holdings, Inc.	2.7%
JPMorgan Chase & Co.	2.5%
Exxon Mobil Corp.	2.4%
CACI International, Inc., Class A	2.4%
Exelon Corp.	2.4%

C000168416
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class A
Trading Symbol	RSINX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$66	1.33%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
AssetsNet	$ 94,568,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,568
Number of Holdings	30
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.7%
Materials	2.8%
Utilities	3.7%
Consumer Discretionary	4.9%
Energy	5.0%
Consumer Staples	5.7%
Information Technology	7.1%
Health Care	11.7%
Industrials	14.4%
FinancialsFootnote Reference**	35.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.8%
White Mountains Insurance Group Ltd.	4.4%
Citigroup, Inc.	4.1%
Unum Group	4.0%
Gates Industrial Corp. PLC	3.9%
Prosperity Bancshares, Inc.	3.9%
FirstEnergy Corp.	3.7%
Trimble, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.6%
CACI International, Inc., Class A	3.5%

C000168417
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class C
Trading Symbol	RIVCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$103	2.07%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.07%
AssetsNet	$ 94,568,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,568
Number of Holdings	30
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.7%
Materials	2.8%
Utilities	3.7%
Consumer Discretionary	4.9%
Energy	5.0%
Consumer Staples	5.7%
Information Technology	7.1%
Health Care	11.7%
Industrials	14.4%
FinancialsFootnote Reference**	35.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.8%
White Mountains Insurance Group Ltd.	4.4%
Citigroup, Inc.	4.1%
Unum Group	4.0%
Gates Industrial Corp. PLC	3.9%
Prosperity Bancshares, Inc.	3.9%
FirstEnergy Corp.	3.7%
Trimble, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.6%
CACI International, Inc., Class A	3.5%

C000168419
Shareholder Report [Line Items]
Fund Name	Victory RS Investors Fund
Class Name	Class Y
Trading Symbol	RSIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$52	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 94,568,000
Holdings Count | Holding	30
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,568
Number of Holdings	30
Portfolio Turnover	32%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	2.7%
Materials	2.8%
Utilities	3.7%
Consumer Discretionary	4.9%
Energy	5.0%
Consumer Staples	5.7%
Information Technology	7.1%
Health Care	11.7%
Industrials	14.4%
FinancialsFootnote Reference**	35.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Globe Life, Inc.	4.8%
White Mountains Insurance Group Ltd.	4.4%
Citigroup, Inc.	4.1%
Unum Group	4.0%
Gates Industrial Corp. PLC	3.9%
Prosperity Bancshares, Inc.	3.9%
FirstEnergy Corp.	3.7%
Trimble, Inc.	3.6%
SS&C Technologies Holdings, Inc.	3.6%
CACI International, Inc., Class A	3.5%

C000168359
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class A
Trading Symbol	RSNRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the period.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$81	1.48%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.48%
AssetsNet	$ 373,083,000
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$373,083
Number of Holdings	33
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	1.4%
Industrials	3.4%
Energy	34.5%
Materials	57.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Compass Minerals International, Inc.	17.2%
Ivanhoe Electric, Inc.	7.3%
Iluka Resources Ltd.	6.5%
MAC Copper Ltd.	6.4%
Enterprise Products Partners LP	4.8%
Linde PLC	4.8%
Keyera Corp.	4.6%
Range Resources Corp.	4.2%
First Quantum Minerals Ltd.	4.1%
Norsk Hydro ASA	4.0%

C000168360
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class C
Trading Symbol	RGNCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$125	2.28%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	2.28%
AssetsNet	$ 373,083,000
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$373,083
Number of Holdings	33
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	1.4%
Industrials	3.4%
Energy	34.5%
Materials	57.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Compass Minerals International, Inc.	17.2%
Ivanhoe Electric, Inc.	7.3%
Iluka Resources Ltd.	6.5%
MAC Copper Ltd.	6.4%
Enterprise Products Partners LP	4.8%
Linde PLC	4.8%
Keyera Corp.	4.6%
Range Resources Corp.	4.2%
First Quantum Minerals Ltd.	4.1%
Norsk Hydro ASA	4.0%

C000168362
Shareholder Report [Line Items]
Fund Name	Victory Global Energy Transition Fund
Class Name	Class Y
Trading Symbol	RSNYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$63	1.15%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.15%
AssetsNet	$ 373,083,000
Holdings Count | Holding	33
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$373,083
Number of Holdings	33
Portfolio Turnover	28%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	1.4%
Industrials	3.4%
Energy	34.5%
Materials	57.2%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Compass Minerals International, Inc.	17.2%
Ivanhoe Electric, Inc.	7.3%
Iluka Resources Ltd.	6.5%
MAC Copper Ltd.	6.4%
Enterprise Products Partners LP	4.8%
Linde PLC	4.8%
Keyera Corp.	4.6%
Range Resources Corp.	4.2%
First Quantum Minerals Ltd.	4.1%
Norsk Hydro ASA	4.0%

C000168408
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class A
Trading Symbol	RSEGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$67	1.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.40%
AssetsNet	$ 395,222,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$395,222
Number of Holdings	109
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.3%
Financials	8.9%
Industrials	19.8%
Health Care	24.6%
Information TechnologyFootnote Reference**	28.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	3.0%
Applied Industrial Technologies, Inc.	2.0%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.7%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%

C000168409
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class C
Trading Symbol	REGWX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$103	2.16%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.16%
AssetsNet	$ 395,222,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$395,222
Number of Holdings	109
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.3%
Financials	8.9%
Industrials	19.8%
Health Care	24.6%
Information TechnologyFootnote Reference**	28.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	3.0%
Applied Industrial Technologies, Inc.	2.0%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.7%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%

C000193682
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	RSEJX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$51	1.06%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%
AssetsNet	$ 395,222,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$395,222
Number of Holdings	109
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.3%
Financials	8.9%
Industrials	19.8%
Health Care	24.6%
Information TechnologyFootnote Reference**	28.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	3.0%
Applied Industrial Technologies, Inc.	2.0%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.7%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%

C000168411
Shareholder Report [Line Items]
Fund Name	Victory RS Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	RSYEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$54	1.13%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%
AssetsNet	$ 395,222,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$395,222
Number of Holdings	109
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	0.5%
Materials	2.3%
Energy	2.4%
Consumer Staples	3.6%
Consumer Discretionary	8.3%
Financials	8.9%
Industrials	19.8%
Health Care	24.6%
Information TechnologyFootnote Reference**	28.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Fabrinet	3.0%
Applied Industrial Technologies, Inc.	2.0%
Varonis Systems, Inc.	1.9%
Wintrust Financial Corp.	1.8%
SPX Technologies, Inc.	1.8%
MACOM Technology Solutions Holdings, Inc.	1.7%
Primoris Services Corp.	1.7%
Q2 Holdings, Inc.	1.7%
WisdomTree, Inc.	1.6%
Mirion Technologies, Inc.	1.5%

C000168400
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class A
Trading Symbol	RSDGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$68	1.40%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.40%
AssetsNet	$ 83,819,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$83,819
Number of Holdings	68
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	0.8%
Materials	1.7%
Energy	1.9%
Consumer Staples	5.3%
Consumer Discretionary	10.8%
Financials	11.8%
Industrials	19.3%
Health Care	20.2%
Information TechnologyFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

CyberArk Software Ltd.	3.7%
Natera, Inc.	3.0%
Check Point Software Technologies Ltd.	2.9%
Fabrinet	2.7%
Q2 Holdings, Inc.	2.6%
Clean Harbors, Inc.	2.6%
Insmed, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
Wintrust Financial Corp.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.2%

C000168401
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class C
Trading Symbol	RSGFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$106	2.18%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.18%
AssetsNet	$ 83,819,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$83,819
Number of Holdings	68
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	0.8%
Materials	1.7%
Energy	1.9%
Consumer Staples	5.3%
Consumer Discretionary	10.8%
Financials	11.8%
Industrials	19.3%
Health Care	20.2%
Information TechnologyFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

CyberArk Software Ltd.	3.7%
Natera, Inc.	3.0%
Check Point Software Technologies Ltd.	2.9%
Fabrinet	2.7%
Q2 Holdings, Inc.	2.6%
Clean Harbors, Inc.	2.6%
Insmed, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
Wintrust Financial Corp.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.2%

C000172970
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class R6
Trading Symbol	RSSRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$52	1.06%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.06%
AssetsNet	$ 83,819,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$83,819
Number of Holdings	68
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	0.8%
Materials	1.7%
Energy	1.9%
Consumer Staples	5.3%
Consumer Discretionary	10.8%
Financials	11.8%
Industrials	19.3%
Health Care	20.2%
Information TechnologyFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

CyberArk Software Ltd.	3.7%
Natera, Inc.	3.0%
Check Point Software Technologies Ltd.	2.9%
Fabrinet	2.7%
Q2 Holdings, Inc.	2.6%
Clean Harbors, Inc.	2.6%
Insmed, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
Wintrust Financial Corp.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.2%

C000168403
Shareholder Report [Line Items]
Fund Name	Victory RS Select Growth Fund
Class Name	Class Y
Trading Symbol	RSSYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$56	1.14%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
AssetsNet	$ 83,819,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$83,819
Number of Holdings	68
Portfolio Turnover	54%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Communication Services	0.8%
Materials	1.7%
Energy	1.9%
Consumer Staples	5.3%
Consumer Discretionary	10.8%
Financials	11.8%
Industrials	19.3%
Health Care	20.2%
Information TechnologyFootnote Reference**	27.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

CyberArk Software Ltd.	3.7%
Natera, Inc.	3.0%
Check Point Software Technologies Ltd.	2.9%
Fabrinet	2.7%
Q2 Holdings, Inc.	2.6%
Clean Harbors, Inc.	2.6%
Insmed, Inc.	2.4%
Applied Industrial Technologies, Inc.	2.3%
Wintrust Financial Corp.	2.3%
BJ's Wholesale Club Holdings, Inc.	2.2%

C000168396
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	RSMOX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$61	1.20%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 71,809,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%

C000168397
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	RMOCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$107	2.11%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.11%
AssetsNet	$ 71,809,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%

C000172969
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	RMORX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$48	0.94%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 71,809,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%

C000168399
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Class Y
Trading Symbol	RMOYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$48	0.95%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
AssetsNet	$ 71,809,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%

C000219869
Shareholder Report [Line Items]
Fund Name	Victory RS Mid Cap Growth Fund
Class Name	Member Class
Trading Symbol	RMOMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$53	1.05%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 71,809,000
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$71,809
Number of Holdings	91
Portfolio Turnover	56%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	2.6%
Utilities	3.2%
Consumer Staples	3.8%
Communication Services	7.1%
Health Care	14.0%
Financials	14.2%
Consumer Discretionary	15.9%
Industrials	17.8%
Information Technology	20.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Natera, Inc.	2.7%
Royal Caribbean Cruises Ltd.	2.4%
Burlington Stores, Inc.	2.2%
ROBLOX Corp., Class A	2.2%
Axon Enterprise, Inc.	2.2%
Vistra Corp.	2.2%
Cloudflare, Inc., Class A	2.2%
Howmet Aerospace, Inc.	2.0%
Ameriprise Financial, Inc.	2.0%
Carvana Co.	1.9%

C000168393
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class A
Trading Symbol	RSGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$56	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 352,668,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$352,668
Number of Holdings	45
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	0.3%
Consumer Staples	2.2%
Industrials	5.0%
Financials	6.3%
Health Care	7.0%
Consumer Discretionary	11.6%
Communication Services	15.0%
Information TechnologyFootnote Reference**	52.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	13.0%
Microsoft Corp.	12.2%
Apple, Inc.	8.6%
Meta Platforms, Inc., Class A	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.0%
Netflix, Inc.	3.7%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.2%

C000168394
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class C
Trading Symbol	RGWCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$99	1.93%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.93%
AssetsNet	$ 352,668,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$352,668
Number of Holdings	45
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	0.3%
Consumer Staples	2.2%
Industrials	5.0%
Financials	6.3%
Health Care	7.0%
Consumer Discretionary	11.6%
Communication Services	15.0%
Information TechnologyFootnote Reference**	52.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	13.0%
Microsoft Corp.	12.2%
Apple, Inc.	8.6%
Meta Platforms, Inc., Class A	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.0%
Netflix, Inc.	3.7%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.2%

C000168392
Shareholder Report [Line Items]
Fund Name	Victory RS Growth Fund
Class Name	Class Y
Trading Symbol	RGRYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$43	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
AssetsNet	$ 352,668,000
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$352,668
Number of Holdings	45
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Energy	0.3%
Consumer Staples	2.2%
Industrials	5.0%
Financials	6.3%
Health Care	7.0%
Consumer Discretionary	11.6%
Communication Services	15.0%
Information TechnologyFootnote Reference**	52.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	13.0%
Microsoft Corp.	12.2%
Apple, Inc.	8.6%
Meta Platforms, Inc., Class A	6.5%
Amazon.com, Inc.	5.2%
Alphabet, Inc., Class C	4.0%
Netflix, Inc.	3.7%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.2%

C000168412
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class A
Trading Symbol	RSIFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$75	1.47%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
AssetsNet	$ 203,030,000
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$203,030
Number of Holdings	82
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Financials	3.1%
Consumer Discretionary	3.8%
Communication Services	16.7%
Health Care	18.3%
Information TechnologyFootnote Reference**	58.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	9.3%
Meta Platforms, Inc., Class A	8.8%
Microsoft Corp.	8.5%
AppLovin Corp., Class A	4.6%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.8%
Varonis Systems, Inc.	2.8%
ServiceNow, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
Fair Isaac Corp.	2.5%

C000168413
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class C
Trading Symbol	RINCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$116	2.28%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	2.28%
AssetsNet	$ 203,030,000
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$203,030
Number of Holdings	82
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Financials	3.1%
Consumer Discretionary	3.8%
Communication Services	16.7%
Health Care	18.3%
Information TechnologyFootnote Reference**	58.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	9.3%
Meta Platforms, Inc., Class A	8.8%
Microsoft Corp.	8.5%
AppLovin Corp., Class A	4.6%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.8%
Varonis Systems, Inc.	2.8%
ServiceNow, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
Fair Isaac Corp.	2.5%

C000168415
Shareholder Report [Line Items]
Fund Name	Victory RS Science and Technology Fund
Class Name	Class Y
Trading Symbol	RIFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$63	1.24%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 203,030,000
Holdings Count | Holding	82
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$203,030
Number of Holdings	82
Portfolio Turnover	14%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Financials	3.1%
Consumer Discretionary	3.8%
Communication Services	16.7%
Health Care	18.3%
Information TechnologyFootnote Reference**	58.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	9.3%
Meta Platforms, Inc., Class A	8.8%
Microsoft Corp.	8.5%
AppLovin Corp., Class A	4.6%
Netflix, Inc.	4.3%
Amazon.com, Inc.	3.8%
Varonis Systems, Inc.	2.8%
ServiceNow, Inc.	2.8%
MACOM Technology Solutions Holdings, Inc.	2.6%
Fair Isaac Corp.	2.5%

C000168344
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class A
Trading Symbol	GUBGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$61	1.13%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.13%
AssetsNet	$ 509,710,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%

C000168345
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class C
Trading Symbol	RIGCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$102	1.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.88%
AssetsNet	$ 509,710,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%

C000168346
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R
Trading Symbol	RIGKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$75	1.38%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.38%
AssetsNet	$ 509,710,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%

C000213174
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class R6
Trading Symbol	RSIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$45	0.83%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
AssetsNet	$ 509,710,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%

C000168347
Shareholder Report [Line Items]
Fund Name	Victory RS International Fund
Class Name	Class Y
Trading Symbol	RSIGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$48	0.88%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%
AssetsNet	$ 509,710,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$509,710
Number of Holdings	83
Portfolio Turnover	13%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	3.0%
Energy	3.1%
Materials	4.9%
Communication Services	5.1%
Consumer Staples	8.4%
Consumer Discretionary	8.7%
Information Technology	9.8%
Health Care	10.5%
Industrials	16.0%
Financials	23.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Allianz SE, Registered Shares	2.7%
SAP SE	2.6%
Novartis AG, Registered Shares	2.6%
Roche Holding AG	2.5%
HSBC Holdings PLC	2.3%
Barclays PLC	2.3%
Banco Bilbao Vizcaya Argentaria SA	2.2%
Siemens AG, Registered Shares	2.2%
Nestle SA, Registered Shares	2.1%
Safran SA	2.0%

C000168340
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class A
Trading Symbol	RSGGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$43	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,524,531,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%

C000168341
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class C
Trading Symbol	RGGCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$82	1.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
AssetsNet	$ 1,524,531,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%

C000168342
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R
Trading Symbol	RGGKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$56	1.10%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 1,524,531,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%

C000213170
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class R6
Trading Symbol	RGGRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R6	$28	0.55%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,524,531,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%

C000168343
Shareholder Report [Line Items]
Fund Name	Victory RS Global Fund
Class Name	Class Y
Trading Symbol	RGGYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,524,531,000
Holdings Count | Holding	102
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$1,524,531
Number of Holdings	102
Portfolio Turnover	17%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Utilities	2.3%
Materials	2.7%
Energy	3.0%
Consumer Staples	6.1%
Health Care	8.8%
Communication Services	9.1%
Industrials	9.3%
Consumer Discretionary	10.9%
Financials	17.1%
Information Technology	25.7%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

NVIDIA Corp.	5.2%
Microsoft Corp.	4.8%
Apple, Inc.	4.2%
Meta Platforms, Inc., Class A	2.8%
Alphabet, Inc., Class C	2.5%
Amazon.com, Inc.	2.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.8%
Mastercard, Inc., Class A	1.7%
JPMorgan Chase & Co.	1.6%
Cisco Systems, Inc.	1.6%

C000168370
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class A
Trading Symbol	RLDAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$43	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 94,725,000
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,725
Number of Holdings	234
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	28.2%
Asset-Backed Securities	23.5%
Collateralized Mortgage Obligations	18.9%
Yankee Dollars	11.5%
U.S. Treasury Obligations	11.1%
U.S. Government Agency Mortgages	2.6%
OtherFootnote Reference**	1.0%

C000168371
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class C
Trading Symbol	RLDCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$81	1.62%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
AssetsNet	$ 94,725,000
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,725
Number of Holdings	234
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	28.2%
Asset-Backed Securities	23.5%
Collateralized Mortgage Obligations	18.9%
Yankee Dollars	11.5%
U.S. Treasury Obligations	11.1%
U.S. Government Agency Mortgages	2.6%
OtherFootnote Reference**	1.0%

C000168373
Shareholder Report [Line Items]
Fund Name	Victory Low Duration Bond Fund
Class Name	Class Y
Trading Symbol	RSDYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$31	0.62%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 94,725,000
Holdings Count | Holding	234
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$94,725
Number of Holdings	234
Portfolio Turnover	12%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	28.2%
Asset-Backed Securities	23.5%
Collateralized Mortgage Obligations	18.9%
Yankee Dollars	11.5%
U.S. Treasury Obligations	11.1%
U.S. Government Agency Mortgages	2.6%
OtherFootnote Reference**	1.0%

C000168374
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class A
Trading Symbol	GUHYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$51	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 121,728,000
Holdings Count | Holding	304
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$121,728
Number of Holdings	304
Portfolio Turnover	33%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	61.6%
Yankee Dollars	16.1%
Senior Secured Loans	7.5%
Exchange-Traded Funds	4.8%
OtherFootnote Reference**	1.3%

C000168375
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class C
Trading Symbol	RHYCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$87	1.70%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.70%
AssetsNet	$ 121,728,000
Holdings Count | Holding	304
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$121,728
Number of Holdings	304
Portfolio Turnover	33%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	61.6%
Yankee Dollars	16.1%
Senior Secured Loans	7.5%
Exchange-Traded Funds	4.8%
OtherFootnote Reference**	1.3%

C000168376
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class R
Trading Symbol	RHYKX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class R	$69	1.35%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35%
AssetsNet	$ 121,728,000
Holdings Count | Holding	304
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$121,728
Number of Holdings	304
Portfolio Turnover	33%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	61.6%
Yankee Dollars	16.1%
Senior Secured Loans	7.5%
Exchange-Traded Funds	4.8%
OtherFootnote Reference**	1.3%

C000168377
Shareholder Report [Line Items]
Fund Name	Victory High Yield Fund
Class Name	Class Y
Trading Symbol	RSYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.76%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 121,728,000
Holdings Count | Holding	304
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$121,728
Number of Holdings	304
Portfolio Turnover	33%

Holdings [Text Block]

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2025)

Value	Value
Corporate Bonds	61.6%
Yankee Dollars	16.1%
Senior Secured Loans	7.5%
Exchange-Traded Funds	4.8%
OtherFootnote Reference**	1.3%

C000168378
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class A
Trading Symbol	GUTEX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.80%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 32,983,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$32,983
Number of Holdings	62
Portfolio Turnover	2%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
School District	3.8%
Airport	5.6%
Tobacco Settlement	5.8%
Development	6.2%
Higher Education	6.9%
Transportation	8.4%
Medical	9.7%
Nursing Homes	12.3%
Education	13.3%
General	13.9%

C000168379
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class C
Trading Symbol	RETCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$78	1.60%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.60%
AssetsNet	$ 32,983,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$32,983
Number of Holdings	62
Portfolio Turnover	2%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
School District	3.8%
Airport	5.6%
Tobacco Settlement	5.8%
Development	6.2%
Higher Education	6.9%
Transportation	8.4%
Medical	9.7%
Nursing Homes	12.3%
Education	13.3%
General	13.9%

C000168380
Shareholder Report [Line Items]
Fund Name	Victory Tax-Exempt Fund
Class Name	Class Y
Trading Symbol	RSTYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$34	0.69%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
AssetsNet	$ 32,983,000
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$32,983
Number of Holdings	62
Portfolio Turnover	2%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
School District	3.8%
Airport	5.6%
Tobacco Settlement	5.8%
Development	6.2%
Higher Education	6.9%
Transportation	8.4%
Medical	9.7%
Nursing Homes	12.3%
Education	13.3%
General	13.9%

C000168381
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class A
Trading Symbol	RSHMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$39	0.80%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 39,800,000
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$39,800
Number of Holdings	88
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
Housing	2.0%
Pollution	2.0%
Power	2.3%
Transportation	4.1%
Medical	7.3%
Higher Education	12.8%
General	13.0%
Nursing Homes	13.7%
Development	18.9%
Education	20.7%

C000168382
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class C
Trading Symbol	RSHCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$77	1.57%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.57%
AssetsNet	$ 39,800,000
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$39,800
Number of Holdings	88
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
Housing	2.0%
Pollution	2.0%
Power	2.3%
Transportation	4.1%
Medical	7.3%
Higher Education	12.8%
General	13.0%
Nursing Homes	13.7%
Development	18.9%
Education	20.7%

C000168383
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Class Y
Trading Symbol	RHMYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$28	0.57%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
AssetsNet	$ 39,800,000
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$39,800
Number of Holdings	88
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
Housing	2.0%
Pollution	2.0%
Power	2.3%
Transportation	4.1%
Medical	7.3%
Higher Education	12.8%
General	13.0%
Nursing Homes	13.7%
Development	18.9%
Education	20.7%

C000219867
Shareholder Report [Line Items]
Fund Name	Victory High Income Municipal Bond Fund
Class Name	Member Class
Trading Symbol	RHMMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$32	0.65%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 39,800,000
Holdings Count | Holding	88
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$39,800
Number of Holdings	88
Portfolio Turnover	7%

Holdings [Text Block]

Top Industries* (% of Net Assets)

(as of June 30, 2025)

Value	Value
Housing	2.0%
Pollution	2.0%
Power	2.3%
Transportation	4.1%
Medical	7.3%
Higher Education	12.8%
General	13.0%
Nursing Homes	13.7%
Development	18.9%
Education	20.7%

C000168384
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class A
Trading Symbol	RSFLX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class A	$50	1.00%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 402,625,000
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$402,625
Number of Holdings	158
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Consumer Staples	2.1%
Energy	4.4%
Information Technology	5.3%
Materials	7.2%
Communication Services	10.0%
Financials	14.0%
Industrials	14.6%
Health Care	14.8%
Consumer Discretionary	16.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps), 12/26/28	2.2%
Invesco Senior Loan ETF	2.1%
SPDR Blackstone Senior Loan ETF	2.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps), 5/4/28	1.6%
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58% (SOFR01M+325bps), 10/19/29	1.5%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps), 6/4/31	1.5%
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08% (SOFR01M+475bps), 10/2/28	1.5%
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps), 4/30/28	1.5%
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps), 10/10/29	1.4%
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps), 4/29/29	1.4%

C000168385
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class C
Trading Symbol	RSFCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class C	$90	1.80%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.80%
AssetsNet	$ 402,625,000
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$402,625
Number of Holdings	158
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Consumer Staples	2.1%
Energy	4.4%
Information Technology	5.3%
Materials	7.2%
Communication Services	10.0%
Financials	14.0%
Industrials	14.6%
Health Care	14.8%
Consumer Discretionary	16.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps), 12/26/28	2.2%
Invesco Senior Loan ETF	2.1%
SPDR Blackstone Senior Loan ETF	2.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps), 5/4/28	1.6%
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58% (SOFR01M+325bps), 10/19/29	1.5%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps), 6/4/31	1.5%
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08% (SOFR01M+475bps), 10/2/28	1.5%
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps), 4/30/28	1.5%
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps), 10/10/29	1.4%
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps), 4/29/29	1.4%

C000168387
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Class Y
Trading Symbol	RSFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-539-3863
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class Y	$39	0.78%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
AssetsNet	$ 402,625,000
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$402,625
Number of Holdings	158
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Consumer Staples	2.1%
Energy	4.4%
Information Technology	5.3%
Materials	7.2%
Communication Services	10.0%
Financials	14.0%
Industrials	14.6%
Health Care	14.8%
Consumer Discretionary	16.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps), 12/26/28	2.2%
Invesco Senior Loan ETF	2.1%
SPDR Blackstone Senior Loan ETF	2.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps), 5/4/28	1.6%
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58% (SOFR01M+325bps), 10/19/29	1.5%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps), 6/4/31	1.5%
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08% (SOFR01M+475bps), 10/2/28	1.5%
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps), 4/30/28	1.5%
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps), 10/10/29	1.4%
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps), 4/29/29	1.4%

C000219868
Shareholder Report [Line Items]
Fund Name	Victory Floating Rate Fund
Class Name	Member Class
Trading Symbol	RSFMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us.
Additional Information Phone Number	800-235-8396
Additional Information Website	vcm.com
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Member Class	$43	0.85%

Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 402,625,000
Holdings Count | Holding	158
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2025)

Net Assets	$402,625
Number of Holdings	158
Portfolio Turnover	12%

Holdings [Text Block]

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Value	Value
Real Estate	1.0%
Consumer Staples	2.1%
Energy	4.4%
Information Technology	5.3%
Materials	7.2%
Communication Services	10.0%
Financials	14.0%
Industrials	14.6%
Health Care	14.8%
Consumer Discretionary	16.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2025)

Knight Health Holdings LLC, Term B Loans, First Lien, 9.69% (SOFR01M+525bps), 12/26/28	2.2%
Invesco Senior Loan ETF	2.1%
SPDR Blackstone Senior Loan ETF	2.1%
Amneal Pharmaceuticals LLC, Initial Term Loan, First Lien, 9.83% (SOFR01M+550bps), 5/4/28	1.6%
White Cap Supply Holdings LLC, Tranche C Term Facility, First Lien, 7.58% (SOFR01M+325bps), 10/19/29	1.5%
Gates Global LLC, Initial B-5 Dollar Term Loans, First Lien, 6.08% (SOFR01M+175bps), 6/4/31	1.5%
Global Medical Response, Inc., 2024 Extended Term Loan, First Lien, 9.08% (SOFR01M+475bps), 10/2/28	1.5%
Ziggo Financing Partnership, Term Loan I Facility, First Lien, 6.93% (SOFR01M+250bps), 4/30/28	1.5%
B&G Foods, Inc., Tranche B-5 Term Loans, First Lien, 7.83% (SOFR01M+350bps), 10/10/29	1.4%
Oldcastle BuildingEnvelope, Inc., Term B Loans, First Lien, 8.55% (SOFR06M+425bps), 4/29/29	1.4%